UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 3/31/2012

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 104.0%

Consumer Discretionary – 13.3%
Auto Components - 1.4%
China XD Plastics [1,2]	74,700	$407,115
China Zenix Auto International ADR	50,000	179,000
Drew Industries [2]	112,900	3,083,299
Spartan Motors	41,000	216,890
Williams Controls	39,192	429,544

		4,315,848

Distributors - 0.4%
Weyco Group	48,000	1,137,600

Diversified Consumer Services - 0.4%
ChinaCast Education [2]	104,700	443,928
Lincoln Educational Services	95,700	756,987
Spectrum Group International [1,2,3]	6,925	14,127

		1,215,042

Hotels, Restaurants & Leisure - 0.3%
Benihana	72,800	950,040

Household Durables - 2.8%
Cavco Industries [2]	3,091	143,979
Ethan Allen Interiors	81,600	2,066,112
Flexsteel Industries	172,500	3,122,250
Koss Corporation	73,400	397,094
Natuzzi ADR [2]	409,800	1,122,852
Skullcandy [1,2]	54,100	856,403
Universal Electronics [2]	39,200	783,216

		8,491,906

Internet & Catalog Retail - 0.7%
Geeknet [2]	102,500	1,482,150
NutriSystem	21,800	244,814
US Auto Parts Network [1,2]	140,900	508,649

		2,235,613

Leisure Equipment & Products - 0.4%
Leapfrog Enterprises Cl. A [2]	109,700	917,092
Sturm, Ruger & Co.	6,400	314,240

		1,231,332

Media - 0.8%
Global Sources [2]	92,319	568,685
Rentrak Corporation [2]	87,000	1,974,900

		2,543,585

Specialty Retail - 4.2%
America’s Car-Mart [2]	92,800	4,081,344
Charming Shoppes [2]	587,100	3,463,890
Le Chateau Cl. A	73,100	96,739
Lewis Group	57,000	566,210
Oriental Watch Holdings	545,100	231,642
Shoe Carnival [2]	23,352	752,402
Stein Mart [2]	178,900	1,180,740
Systemax [2]	84,000	1,416,240
West Marine [2]	86,000	1,030,280
Wet Seal (The) Cl. A [2]	66,479	229,353

		13,048,840

Textiles, Apparel & Luxury Goods - 1.9%
China Xiniya Fashion ADR [2]	40,000	72,000
G-III Apparel Group [2]	34,800	989,016
J.G. Boswell Company [3]	2,490	1,867,500
K-Swiss Cl. A [2]	72,400	296,840
Marimekko	25,300	455,525
Movado Group	77,633	1,905,890
True Religion Apparel [2]	7,200	197,280

		5,784,051

Total		40,953,857

Consumer Staples – 3.3%
Food & Staples Retailing - 0.5%
Arden Group Cl. A	16,000	1,454,240

Food Products - 2.5%
Asian Citrus Holdings	1,060,000	723,452
Binggrae	9,700	484,551
Calavo Growers	15,300	409,734
Farmer Bros. [2]	41,400	450,846
Griffin Land & Nurseries	61,274	1,618,246
Origin Agritech [1,2]	121,488	302,505
Seneca Foods Cl. A [2]	51,400	1,353,876
Seneca Foods Cl. B [2]	42,500	1,005,975
Waterloo Investment Holdings [2,4]	806,207	116,094
Westway Group	220,000	1,273,800

		7,739,079

Personal Products - 0.3%
Inter Parfums	26,400	414,216
Schiff Nutrition International Cl. A [2]	46,715	574,127

		988,343

Total		10,181,662

Energy – 4.8%
Energy Equipment & Services - 3.5%
CE Franklin [2]	45,450	439,502
Dawson Geophysical [2]	53,213	1,827,867
Geodrill [2]	177,700	591,472
Global Geophysical Services [2]	35,000	371,350
Gulf Island Fabrication	29,116	852,225
Heckmann Corporation [1,2]	200,000	862,000
Lamprell	202,400	1,109,454
North American Energy Partners [2]	50,000	245,000
OYO Geospace [2]	7,130	751,003
Pason Systems	139,200	1,959,364
Pioneer Drilling [2]	57,500	506,000
Tesco Corporation [2]	50,000	709,500
Willbros Group [2]	131,100	424,764

		10,649,501

Oil, Gas & Consumable Fuels - 1.3%
Approach Resources [1,2]	12,000	443,400
Credo Petroleum [2]	98,000	1,001,560
Sprott Resource [2]	164,000	659,321
Uranerz Energy [1,2]	29,000	73,080
VAALCO Energy [2]	109,100	1,030,995
Warren Resources [2]	290,000	945,400

		4,153,756

Total		14,803,257

Financials – 19.7%
Capital Markets - 7.7%
ASA Gold and Precious Metals	30,000	773,400
BKF Capital Group [2,3]	130,200	151,032
Cohen & Steers	27,900	890,010
Diamond Hill Investment Group	34,479	2,539,378
Duff & Phelps Cl. A	50,000	777,000
Edelman Financial Group (The)	209,000	1,381,490
Epoch Holding Corporation	196,500	4,692,420
FBR & Co. [2]	215,000	552,550
Fiera Sceptre	78,000	664,695
INTL FCStone [2]	29,410	620,551
JZ Capital Partners	363,999	2,095,980
MVC Capital	151,200	1,985,256
NGP Capital Resources	164,001	1,074,207
Queen City Investments [3]	948	957,480
SHUAA Capital [2]	1,100,000	256,956
U.S. Global Investors Cl. A	91,500	663,375
Urbana Corporation [2]	237,600	257,264
Virtus Investment Partners [2]	35,000	3,002,300
Westwood Holdings Group	8,800	340,824

		23,676,168

Commercial Banks - 2.0%
BCB Holdings [2]	806,207	264,353
Chemung Financial	40,000	990,000
Fauquier Bankshares	135,800	1,677,130
Financial Institutions	36,000	582,120
First Bancorp	40,200	596,166
LCNB Corporation	28,138	365,794
Peapack-Gladstone Financial	124,000	1,676,480

		6,152,043

Diversified Financial Services - 0.7%
Banca Finnat Euramerica	1,310,000	472,254
Bolsa Mexicana de Valores	300,000	606,856
GAIN Capital Holdings	25,000	125,500
PICO Holdings [2]	45,700	1,071,665

		2,276,275

Insurance - 3.5%
Hallmark Financial Services [2]	118,000	931,020
Hilltop Holdings [2]	101,400	850,746
Independence Holding	105,380	1,049,585
Presidential Life	241,100	2,755,773
SeaBright Holdings	191,000	1,736,190
State Auto Financial	139,264	2,034,647
United Fire Group	73,603	1,316,758

		10,674,719

Real Estate Investment Trusts (REITs) - 1.0%
BRT Realty Trust [2]	242,000	1,691,580
PennyMac Mortgage Investment Trust	80,000	1,493,600

		3,185,180

Real Estate Management & Development - 4.0%
Consolidated-Tomoka Land	62,750	1,866,812
Forestar Group [2]	71,000	1,092,690
Kennedy-Wilson Holdings	465,358	6,282,333
Tejon Ranch [2]	110,162	3,155,040
ZipRealty [2]	25,000	34,250

		12,431,125

Thrifts & Mortgage Finance - 0.8%
Alliance Bancorp, Inc. of Pennsylvania	41,344	473,389
BofI Holding [2]	91,262	1,558,755
HopFed Bancorp	57,222	506,415

		2,538,559

Total		60,934,069

Health Care – 5.8%
Biotechnology - 0.7%
Acadia Pharmaceuticals [1,2]	498,000	1,075,680
3SBio ADR [2]	45,880	679,024
Vical [1,2]	120,000	408,000

		2,162,704

Health Care Equipment & Supplies - 3.8%
Allied Healthcare Products [2]	226,798	725,753
Atrion Corporation	7,557	1,588,557
CryoLife [2]	50,573	266,520
DynaVox Cl. A [2]	20,000	61,600
Exactech [2]	132,100	2,093,785
Hansen Medical [1,2]	14,864	44,592
Kensey Nash	39,378	1,152,200
Medical Action Industries [2]	125,250	716,430
STRATEC Biomedical	14,000	578,826
Syneron Medical [2]	69,200	741,824
Theragenics Corporation [2]	336,900	619,896
Utah Medical Products	42,300	1,315,530
Young Innovations	61,450	1,900,034

		11,805,547

Health Care Providers & Services - 0.6%
Gentiva Health Services [2]	23,000	201,020
PDI [2]	65,383	436,105
PharMerica Corporation [2]	40,000	497,200
Psychemedics Corporation	37,500	368,250
U.S. Physical Therapy	10,000	230,500

		1,733,075

Life Sciences Tools & Services - 0.6%
Affymetrix [2]	100,000	427,000
Furiex Pharmaceuticals [2]	23,758	561,401
PAREXEL International [2]	28,800	776,736

		1,765,137

Pharmaceuticals - 0.1%
Daewoong Pharmaceutical	357	8,444
XenoPort [1,2]	102,000	459,000

		467,444

Total		17,933,907

Industrials – 26.9%
Aerospace & Defense - 2.0%
Astronics Corporation [2]	9,617	336,210
Astronics Corporation Cl. B [2]	911	31,211
CPI Aerostructures [2]	38,335	570,042
Ducommun [2]	72,100	857,990
HEICO Corporation	52,500	2,708,475
Innovative Solutions and Support [2]	100,000	441,000
Kratos Defense & Security Solutions [2]	72,324	386,210
SIFCO Industries	45,800	857,376

		6,188,514

Air Freight & Logistics - 0.7%
Forward Air	50,700	1,859,169
Pacer International [2]	35,000	221,200

		2,080,369

Building Products - 3.6%
AAON	109,500	2,210,805
American Woodmark [2]	72,000	1,296,000
Apogee Enterprises	57,900	749,805
Burnham Holdings Cl. A [3]	121,000	1,857,350
Griffon Corporation	89,500	957,650
Trex Company [2]	90,000	2,887,200
WaterFurnace Renewable Energy	53,400	1,085,721

		11,044,531

Commercial Services & Supplies - 2.6%
Acorn Energy	60,000	652,200
CompX International Cl. A	107,500	1,495,325
Heritage-Crystal Clean [2]	113,301	2,260,355
Interface Cl. A	27,000	376,650
Team [2]	65,940	2,040,843
US Ecology	62,000	1,347,880

		8,173,253

Construction & Engineering - 2.0%
Comfort Systems USA	27,096	295,617
Integrated Electrical Services [1,2,5]	1,122,500	4,321,625
Layne Christensen [2]	20,800	462,800
MYR Group [2]	28,500	509,010
Pike Electric [2]	90,900	748,107

		6,337,159

Electrical Equipment - 2.4%
AZZ	16,147	833,831
Deswell Industries	544,371	1,317,378
Encore Wire	15,000	445,950
Fushi Copperweld [2]	74,163	559,931
Global Power Equipment Group [2]	10,600	293,620
Jinpan International	110,291	962,840
LSI Industries	79,812	585,022
Powell Industries [2]	36,000	1,233,000
Preformed Line Products	16,000	1,048,000

		7,279,572

Industrial Conglomerates - 1.1%
Raven Industries	58,400	3,562,984

Machinery - 6.4%
Armstrong Industrial	2,462,600	607,300
Cascade Corporation	8,600	431,032
CIRCOR International	14,000	465,780
Columbus McKinnon [2]	26,950	439,015
Eastern Company (The)	39,750	795,000
FAG Bearings India	23,700	785,736
Foster (L.B.) Company Cl. A	66,200	1,887,362
FreightCar America	50,200	1,128,998
Graham Corporation	43,900	960,971
Hurco Companies [2]	53,866	1,521,714
Industrea	1,010,600	1,073,000
NN [2]	164,300	1,340,688
PMFG [2]	93,800	1,407,938
Semperit AG Holding	12,500	535,814
Sun Hydraulics	88,387	2,312,204
Tennant Company	92,300	4,061,200

		19,753,752

Professional Services - 3.2%
Advisory Board (The) [2]	41,400	3,668,868
CBIZ [2]	47,000	297,040
eClerx Services	25,100	359,317
Exponent [2]	58,400	2,833,568
GP Strategies [2]	41,385	724,238
Heidrick & Struggles International	20,000	440,600
JobStreet Corporation	50,000	35,091
Kforce [2]	60,000	894,000
On Assignment [2]	41,100	718,017

		9,970,739

Road & Rail - 1.6%
Frozen Food Express Industries [2]	157,000	191,540
Patriot Transportation Holding [2]	111,681	2,601,050
Universal Truckload Services	134,200	2,021,052

		4,813,642

Trading Companies & Distributors - 0.8%
Aceto Corporation	72,219	685,358
Houston Wire & Cable	67,375	935,839
Lawson Products	50,269	759,565

		2,380,762

Transportation Infrastructure - 0.5%
Touax	47,000	1,577,126

Total		83,162,403

Information Technology – 21.2%
Communications Equipment - 0.8%
Bel Fuse Cl. A	67,705	1,318,217
ClearOne Communications [2]	25,000	112,500
Cogo Group [1,2]	48,035	132,096
Oplink Communications [2]	35,900	613,890
PC-Tel	44,100	293,265

		2,469,968

Computers & Peripherals - 0.9%
Imation Corporation [2]	112,312	695,211
Rimage Corporation	79,200	792,792
Super Micro Computer [2]	42,754	746,485
TransAct Technologies [2]	78,600	617,010

		2,851,498

Electronic Equipment, Instruments & Components - 6.6%
Agilysys [2]	90,000	809,100
Checkpoint Systems [2]	13,300	150,024
Diploma	50,000	359,888
Domino Printing Sciences	80,000	714,017
Frequency Electronics [2]	34,600	286,142
Hana Microelectronics	763,700	542,140
Hollysys Automation Technologies [2]	248,400	2,633,040
Inficon Holding	5,200	1,152,099
KEMET Corporation [2]	45,200	423,072
Mercury Computer Systems [2]	56,956	754,667
Mesa Laboratories	48,267	2,380,529
Multi-Fineline Electronix [2]	27,500	754,875
Newport Corporation [2]	80,900	1,433,548
Parametric Sound [1,2]	70,000	308,000
Park Electrochemical	14,200	429,266
Pulse Electronics [2]	150,000	376,500
Research Frontiers [1,2]	30,150	106,731
Richardson Electronics	250,900	3,005,782
Rogers Corporation [2]	58,400	2,263,000
TTM Technologies [2]	114,400	1,314,456

		20,196,876

Internet Software & Services - 1.0%
Bitauto Holdings ADR [1,2]	50,000	265,000
Marchex Cl. B	95,000	423,700
Stamps.com [2]	6,600	184,008
Support.com [2]	417,500	1,315,125
WebMediaBrands [2]	525,000	546,000
World Energy Solutions [2]	72,920	348,558

		3,082,391

IT Services - 4.7%
Cass Information Systems	16,500	659,175
Computer Task Group [2]	196,700	3,013,444
CSE Global	1,508,700	990,157
Dynamics Research [2]	71,369	687,997
Forrester Research	54,900	1,778,760
Innodata Isogen [2]	218,327	1,176,783
Official Payments Holdings [2]	333,414	1,690,409
Sapient Corporation	350,000	4,357,500
Yucheng Technologies [1,2]	25,344	80,847

		14,435,072

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Energy Industries [2]	57,500	754,400
Alpha & Omega Semiconductor [2]	211,800	2,037,516
Amtech Systems [2]	49,200	409,836
Axcelis Technologies [2]	250,000	430,000
AXT [2]	46,600	295,910
BCD Semiconductor Manufacturing ADR [2]	183,514	1,047,865
Exar Corporation [2]	361,808	3,039,187
GSI Technology [2]	90,600	384,144
Integrated Silicon Solution [2]	98,000	1,093,680
LTX-Credence Corporation [2]	62,200	447,218
Miraial	22,030	374,486
MoSys [2]	400,000	1,588,000
O2Micro International ADR [2]	111,500	625,515
Photronics [2]	153,100	1,018,115
PLX Technology [2]	287,500	1,155,750
RDA Microelectronics ADR [2]	72,400	800,382
Rudolph Technologies [2]	58,900	654,379

		16,156,383

Software - 2.0%
ACI Worldwide [2]	69,600	2,802,792
Actuate Corporation [2]	100,300	629,884
American Software Cl. A	50,800	435,864
BSQUARE Corporation [2]	143,100	479,385
Pegasystems	49,000	1,869,840

		6,217,765

Total		65,409,953

Materials – 8.5%
Chemicals - 2.4%
Balchem Corporation	63,375	1,917,094
C. Uyemura & Co.	10,300	403,190
Hawkins	29,697	1,104,728
Landec Corporation [2]	60,300	393,759
Quaker Chemical	73,100	2,883,795
Zoltek Companies [1,2]	70,000	792,400

		7,494,966

Construction Materials - 0.8%
Ash Grove Cement [3]	8,000	1,064,000
Monarch Cement	52,303	1,362,493

		2,426,493

Containers & Packaging - 0.2%
Broadway Industrial Group	1,455,200	515,146

Metals & Mining - 4.5%
AuRico Gold [2]	91,250	809,388
Aurizon Mines [2]	47,000	227,480
Central Steel & Wire [3]	1,088	762,688
Endeavour Mining [2]	652,500	1,458,795
Endeavour Mining (Warrants) [2]	50,000	32,583
Exeter Resource [2]	140,000	383,600
Extorre Gold Mines [2]	140,000	845,600
Golden Star Resources [2]	450,000	837,000
Goldgroup Mining [2]	550,000	512,808
Haynes International	10,100	639,835
Horsehead Holding Corporation [2]	50,488	575,058
Kingsrose Mining [2]	224,000	315,561
MAG Silver [2]	74,750	754,975
Midway Gold [2]	345,000	493,350
Richmont Mines [2]	24,800	192,944
RTI International Metals [2]	25,000	576,500
Scorpio Mining [2]	136,000	177,252
Seabridge Gold [2]	16,700	335,503
Synalloy Corporation	58,200	764,748
Universal Stainless & Alloy Products [2]	39,899	1,704,485
Vista Gold [2]	440,305	1,382,558

		13,782,711

Paper & Forest Products - 0.6%
Pope Resources L.P.	40,941	1,789,121
Qunxing Paper Holdings [4]	1,500,000	79,737

		1,868,858

Total		26,088,174

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [2]	450,000	275,202
China Hydroelectric ADS [1,2]	73,100	147,662

Total		422,864

Miscellaneous [6] – 0.4%
Total		1,230,399

TOTAL COMMON STOCKS
(Cost $237,512,537)		321,120,545

PREFERRED STOCK – 0.4%
Seneca Foods Conv. [2,3]
(Cost $578,719)	45,409	1,151,118

REPURCHASE AGREEMENT – 15.1%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $46,726,039 (collateralized
by obligations of various U.S. Government
Agencies, 0.18%-0.20% due 11/21/12-11/23/12,
valued at $47,665,000)
(Cost $46,726,000)		46,726,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $5,203,894)		5,203,894

TOTAL INVESTMENTS – 121.2%
(Cost $290,021,150)		374,201,557

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.8)%		(5,385,157)

PREFERRED STOCK – (19.4)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$308,816,400

[1]	All or a portion of these securities were on loan at March 31, 2012. Total market value of loaned securities at March 31, 2012, was $4,974,136.
[2]	Non-income producing.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[5]	At March 31, 2012, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[6]	Includes securities first acquired in 2012 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $290,886,380. At March 31, 2012, net unrealized appreciation for all securities was $83,315,177, consisting of aggregate gross unrealized appreciation of $105,573,307 and aggregate gross unrealized depreciation of $22,258,130. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$314,250,537	$6,674,177	$195,831	$321,120,545
Preferred Stocks	–	1,151,118	–	1,151,118
Cash Equivalents	5,203,894	46,726,000	–	51,929,894

Level 3 Reconciliation:

					Realized and
	Balance as of				Unrealized
	12/31/11	Purchases	Transfers Out	Sales	Gain (Loss)	Balance as of 3/31/12

Common Stocks	$347,895	–	–	–	$(152,064)	$195,831

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2012:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/11	12/31/11	Purchases	Sales	Gain (Loss)	Income	3/31/12	3/31/12

Integrated Electrical Services	1,122,500	$2,155,200	–	–	–	–	1,122,500	$4,321,625

		$2,155,200			–	–		$4,321,625

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 29, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 29, 2012